MONEY MARKET OBLIGATIONS TRUST

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

September 29, 2014

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE: MONEY MARKET OBLIGATIONS TRUST (the “Trust”)

Federated Automated Cash Management Trust

Class R Shares

Service Shares

Cash II Shares

Federated Capital Reserves Fund

Federated Government Reserves Fund

Federated Master Trust

Federated Municipal Trust

Federated Government Obligations Fund

Institutional Shares

Service Shares

Capital Shares

Trust Shares

Federated Government Obligations Tax-Managed Fund

Institutional Shares

Service Shares

Federated Liberty U.S. Government Money Market Trust

Class A Shares

Class B Shares

Class C Shares

Class F Shares

Federated Money Market Management

Eagle Shares

Institutional Shares

Service Shares

Capital Shares

Federated Municipal Obligations Fund

Institutional Shares

Service Shares

Capital Shares

Federated Prime Cash Obligations Fund

Institutional Shares

Service Shares

Capital Shares

Federated Prime Obligations Fund

Automated Shares

Institutional Shares

Service Shares

Capital Shares

Trust Shares

Federated Prime Value Obligations Fund

Institutional Shares

Service Shares

Capital Shares

Federated Tax-Free Obligations Fund

Institutional Shares

Service Shares

Federated Treasury Obligations Fund

Automated Shares

Institutional Shares

Service Shares

Capital Shares

Trust Shares

Federated Trust for U.S. Treasury Obligations

(collectively, the “Funds”)

1933 Act File No. 33-31602

1940 Act File No. 811-5950

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated September 30, 2014, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 154 on September 26, 2014.

If you have any questions regarding this certification, please contact me at (412) 288-7196.

Very truly yours,

/s/ Justine S. Patrick

Justine S. Patrick

Assistant Secretary